FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Financial Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivatives
Financial Assets Offsetting
Gross Assets	$ 1,737	$ 1,599
Gross Liabilities Offset	(1,643)	(1,384)
Net Amounts Presented	94	215
Accounts receivable
Financial Assets Offsetting
Gross Assets	2,860	1,837
Gross Liabilities Offset	(1,289)	(882)
Net Amounts Presented	1,571	955
Financial assets
Financial Assets Offsetting
Gross Assets	4,597	3,436
Gross Liabilities Offset	(2,932)	(2,266)
Net Amounts Presented	$ 1,665	$ 1,170